UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number:3235-0456

FORM 24f-2
Expires: December 31, 2014
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
hours per response 2
1.Name and address of issuer:
AllianceBernstein Fixed-Income Shares, Inc.
1345 Avenue of the Americas
New York, NY 10105
2.The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):x
Fund name:
3.Investment Company Act File Number:811-06068
Securities Act File Number :33-34001
4(a).Last day of fiscal year for which this Form is filed:April 30, 2014 4(b).Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end
of the issuer's fiscal year).
4(c).Check box if this is the last time the issuer
will be filing this Form.
5.Calculation of registration fee:
(i)Aggregate sale price of securities sold during
the fiscal year pursuant to section 24 (f):$31,740,866,669
(ii)Aggregate price of securities redeemed or
repurchased during the fiscal year:$31,378,528,424
(iii)Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:$4,185,650,138
(iv)Total available redemption credits [add Items 5(ii)
and 5(iii)]:-$35,564,178,562
(v)Net Sales--if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:$-
(vi)Redemption credits available for use in future years
-if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:$(3,823,311,893)
(vii)Multiplier for determining registration fee
(See Instruction C.9):x	0.0001288
(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter ""0"" if no fee is due):=$0.00
6.Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:N/A
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:N/A
7.Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction D):+$-
8.Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:$-
9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:N/A
Method of Delivery:
x Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below by
the following persons on behalf of the
issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke - Controller
Date: July 16, 2014
* Please print the name and title
of the signing officer below the signature.